FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 743	$ 92
Derivative liabilities, fair value	(206)	(405)
Interest rate swaps - fixed rate borrowing/loans | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount		6
Derivative assets, fair value		$ 0
Derivative assets, average rate		0.98%
Derivative liabilities, average rate		1.01%
Total foreign exchange rate instruments | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	392	$ 25
Derivative liabilities, fair value	(158)	(327)
Forward purchase contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,005	586
Derivative assets, fair value	66	8
Derivative liabilities, notional amount	1,258	3,939
Derivative liabilities, fair value	(13)	(140)
Forward sale contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	5,810	525
Derivative assets, fair value	252	17
Derivative liabilities, notional amount	724	774
Derivative liabilities, fair value	(9)	(11)
Currency swaps purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	0
Derivative assets, fair value	0	0
Derivative liabilities, notional amount	0	9
Derivative liabilities, fair value	0	(7)
Currency swaps sales | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	0	0
Derivative assets, fair value	0	0
Derivative liabilities, notional amount	1,000	1,000
Derivative liabilities, fair value	(101)	(157)
Exchange option purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	2,000	0
Derivative assets, fair value	71	0
Derivative liabilities, notional amount	43	338
Derivative liabilities, fair value	0	(7)
Exchange options sales | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	234	0
Derivative assets, fair value	3	0
Derivative liabilities, notional amount	1,000	319
Derivative liabilities, fair value	(35)	(5)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	351	67
Derivative liabilities, fair value	(48)	(78)
Total raw materials (base metals), freight, energy, emission rights | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	351	67
Derivative liabilities, fair value	(48)	(78)
Term contracts sales | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	79	20
Derivative assets, fair value	4	1
Derivative liabilities, notional amount	24	467
Derivative liabilities, fair value	(6)	(38)
Term contracts purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,524	796
Derivative assets, fair value	347	65
Derivative liabilities, notional amount	739	534
Derivative liabilities, fair value	$ (42)	(40)
Option sales/purchases | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount		9
Derivative assets, fair value		1
Derivative liabilities, notional amount		0
Derivative liabilities, fair value		$ 0